Investment in Joint Ventures and Associates - Most Significant Investment in Joint Ventures and Associates (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PSA Finance Arg Cia Financiera SA
Most Significant Investment in Joint Ventures and Associates
Assets of Joint Ventures and Associates		$ 6,321,185
Liabilities of Joint Ventures and Associates		4,972,235
Profit of Joint Ventures and Associates		229,683
Equity of Joint Ventures and Associates		$ 1,348,950
Ownership Interest		50.00%
Rombo Cia Financiera SA
Most Significant Investment in Joint Ventures and Associates
Assets of Joint Ventures and Associates	$ 7,934,042	$ 13,875,829
Liabilities of Joint Ventures and Associates	6,289,825	11,920,150
Profit of Joint Ventures and Associates	290,597	103,017
Equity of Joint Ventures and Associates	$ 1,644,217	$ 1,955,679
Ownership Interest	40.00%	40.00%
Volkswagen Financial Services Cia Financiera SA
Most Significant Investment in Joint Ventures and Associates
Assets of Joint Ventures and Associates		$ 12,377,624
Liabilities of Joint Ventures and Associates		10,448,390
Profit of Joint Ventures and Associates		379,314
Equity of Joint Ventures and Associates		$ 1,929,234
Ownership Interest		51.00%